Summary of Significant Accounting Policies - Schedule of Outstanding Shares of Common Stock Equivalents Excluded From Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	2,371,710	2,371,710	2,371,710	2,367,543
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	489,255	220,255	486,755	333,588
Common stock warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted net loss per share	1,200,307	57,474	620,054	57,473